CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (9,638,979)	$ (1,401,932)	¥ (5,021,174)	¥ (2,573,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	474,223	68,973	167,858	46,087
Foreign exchange loss	36,597	5,323	49,503	(5,540)
Share-based compensation expenses	679,468	98,825	90,296	76,684
Investment income			(3,498)	(2,670)
Share of losses of equity investee	9,722	1,414	5,375
Loss on disposal of property, plant and equipment	21,547	3,134	6,192	267
Changes in operating assets and liabilities:
Prepayments and other current assets	(811,138)	(117,975)	(404,762)	(209,784)
Inventory	(1,375,862)	(200,111)	(89,464)
Other non-current assets	(657,986)	(95,700)	(66,698)	(20,286)
Taxes payable	21,398	3,112	9,650	15,633
Trade receivable	(756,508)	(110,030)
Trade payable	2,827,144	411,191
Long-term receivables	(574,677)	(83,583)
Non-current deferred revenue	193,524	28,147
Accruals and other liabilities	1,348,622	196,149	603,374	410,100
Other non-current liabilities	291,137	42,344	78,629	61,199
Net cash used in operating activities	(7,911,768)	(1,150,719)	(4,574,719)	(2,201,564)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(2,643,964)	(384,549)	(1,113,893)	(654,455)
Purchases of short-term investments	(8,090,703)	(1,176,744)
Proceeds from sale of short-term investments	2,936,000	427,023
Purchase of held for trading securities			(1,337,413)	(2,346,261)
Sale of held for trading securities			1,340,911	3,118,559
Loan to related parties	(65,342)	(9,504)
Loan repayment from related parties	34,066	4,955
Acquisitions of equity investees	(110,900)	(16,130)	(52,500)
Acquisition of additional interests in subsidiaries from non-controlling interests			(27,378)
Net cash provided by/(used in) investing activities	(7,940,843)	(1,154,949)	(1,190,273)	117,843
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares				(8,408)
Proceeds from exercise of stock options	42,251	6,145	6,207
Capital injection from non-controlling interests	14,500	2,109	13,376
Deposit from non-controlling interest	47,124	6,854
Proceeds from issuance of redeemable non-controlling interests	1,265,900	184,118
Repayment of non-recourse loan	82,863	12,052
Repurchase of restricted shares	(7,490)	(1,089)
Proceeds from issuance of convertible promissory note			312,624
Repayment of convertible promissory note			(325,013)
Proceeds from borrowings	2,668,461	388,112	633,688	37,500
Repayments of borrowings	(120,205)	(17,483)
Proceeds from issuance of ordinary share, net	7,531,037	1,095,344
Net cash provided by financing activities	11,603,092	1,687,601	12,867,334	2,292,704
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(56,947)	(8,283)	(168,120)	40,539
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,306,466)	(626,350)	6,934,222	249,522
Cash, cash equivalents and restricted cash at beginning of the year	7,530,853	1,095,317	596,631	347,109
Cash, cash equivalents and restricted cash at end of the year	3,224,387	468,967	7,530,853	596,631
NON-CASH FINANCING ACTIVITIES
Issuance of series D convertible redeemable preferred shares			85,553
Capital injection from non-controlling interests in the form of net assets				25,355
Accrual related to purchase of property and equipment	1,027,377	149,426	410,726	190,681
Total	1,027,377	149,426	496,279	216,036
Supplemental Disclosure
Interest paid	112,682	16,389	15,434	55
Income taxes paid	11,157	1,623	1,129
Series A convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			273,686	401,478
Series B convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			240,066	¥ 1,862,134
Series C convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			4,398,313
Series D convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	¥ 78,651	$ 11,439	¥ 7,314,387